Prepayments and other current assets	12 Months Ended
Aug. 31, 2018
Prepayments and other current assets
Prepayments and other current assets

7. Prepayments and other current assets

Prepayments and other current assets, net consisted of the following:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$

Prepaid rental expense	39,164	86,460	12,659
Loan to third parties	3,710	43,385	6,352
Receivable from a third party payment platform	26,637	36,367	5,325
Prepayments to suppliers	24,295	32,460	4,753
Prepaid income tax, business tax, VAT and other surcharges	14,825	15,910	2,329
Deposits	6,083	11,718	1,716
Other receivables	3,331	7,348	1,076
Staff advances	3,365	8,249	1,208
Loan to employees	1,800	1,050	153
Others	3,626	10,017	1,467
Prepayments and other current assets, net	126,836	252,964	37,038